Revenues (Tables)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenues [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]

	Three Months Ended March 31,
	2018	2017
Transportation and Terminaling Segment
Terminaling	$27,051	$30,678
Pipeline	18,489	15,898
Other	12,131	9,050
Total	57,671	55,626
Storage Segment
Storage	7,069	5,538
Other	—	—
Total	7,069	5,538
Total Revenue	$64,740	$61,164

Schedule of Future Minimum Volume Commitments to be received [Table Text Block]

2018	$162,852
2019	216,604
2020	216,733
2021	216,183
2022	134,727
Thereafter	481,423
Total MVC payments to be received	$1,428,522